VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—42.7%
Aerospace & Defense—1.3%
AeroVironment, Inc.(1)	96	$18
Astronics Corp.(1)	601	40
Axon Enterprise, Inc.(1)	163	69
Carpenter Technology Corp.	71	28
Ducommun, Inc.(1)	297	36
FTAI Aviation Ltd.	81	20
General Dynamics Corp.	199	68
HEICO Corp.	106	29
Hexcel Corp.	771	62
Howmet Aerospace, Inc.	305	70
Huntington Ingalls Industries, Inc.	70	27
Kratos Defense & Security Solutions, Inc.(1)	366	26
Lockheed Martin Corp.	77	47
Mercury Systems, Inc.(1)	456	33
Moog, Inc. Class A	236	69
Park Aerospace Corp.	766	21
RTX Corp.	133	26
TAT Technologies Ltd.(1)	661	27
TransDigm Group, Inc.	161	187
Woodward, Inc.	174	62
		965

Air Freight & Logistics—0.2%
C.H. Robinson Worldwide, Inc.	334	56
Expeditors International of Washington, Inc.	228	33
Forward Air Corp.(1)	1,162	19
		108

Automobile Components—0.4%
Adient plc(1)	539	11
Cooper-Standard Holdings, Inc.(1)	417	12
Dana, Inc.	1,088	37
Garrett Motion, Inc.	8,210	149
Gentex Corp.	1,582	34
Standard Motor Products, Inc.	979	34
XPEL, Inc.(1)	780	34
		311

Automobiles—0.0%
Thor Industries, Inc.	417	33
Banks—1.2%
Bank First Corp.	445	60
Bank of America Corp.	535	26
Bank of N.T. Butterfield & Son Ltd. (The)	1,148	60
Citizens & Northern Corp.	1,571	35
Commerce Bancshares, Inc.	622	31
Esquire Financial Holdings, Inc.	255	27
First Citizens BancShares, Inc. Class A	109	205
	Shares	Value

Banks—continued
First Foundation, Inc.(1)	9,926	$59
Flushing Financial Corp.	3,582	55
Heritage Commerce Corp.	4,256	53
JPMorgan Chase & Co.	135	40
Metropolitan Bank Holding Corp.	262	22
Northwest Bancshares, Inc.	2,777	35
NU Holdings Ltd. Class A(1)	1,727	25
Red River Bancshares, Inc.	307	28
Stellar Bancorp, Inc.	3,043	111
		872

Beverages—0.5%
Brown-Forman Corp. Class B	31	1
Coca-Cola Co. (The)	594	45
Coca-Cola Consolidated, Inc.	244	47
Coca-Cola Europacific Partners plc	292	27
Constellation Brands, Inc. Class A	309	46
Monster Beverage Corp.(1)	1,285	93
National Beverage Corp.(1)	925	31
PepsiCo, Inc.	313	49
Vita Coco Co., Inc. (The)(1)	1,071	51
		390

Biotechnology—1.0%
AbbVie, Inc.	158	34
ACADIA Pharmaceuticals, Inc.(1)	1,908	43
AnaptysBio, Inc.(1)	292	16
Bridgebio Pharma, Inc.(1)	364	27
Celcuity, Inc.(1)	209	24
Cogent Biosciences, Inc.(1)	739	28
Dianthus Therapeutics, Inc.(1)	274	23
Exelixis, Inc.(1)	797	34
Immunome, Inc.(1)	1,136	25
Incyte Corp.(1)	454	43
Insmed, Inc.(1)	445	73
Ionis Pharmaceuticals, Inc.(1)	521	39
Kiniksa Pharmaceuticals International plc Class A(1)	779	38
Kymera Therapeutics, Inc.(1)	334	28
Madrigal Pharmaceuticals, Inc.(1)	92	48
Mineralys Therapeutics, Inc.(1)	881	24
Mirum Pharmaceuticals, Inc.(1)	735	68
PTC Therapeutics, Inc.(1)	605	41
Rhythm Pharmaceuticals, Inc.(1)	269	23
Rigel Pharmaceuticals, Inc.(1)	502	14
	Shares	Value

Biotechnology—continued
Roivant Sciences Ltd.(1)	803	$22
		715

Broadline Retail—0.5%
Etsy, Inc.(1)	787	39
Kohl’s Corp.	2,497	32
Macy’s, Inc.	1,819	33
MercadoLibre, Inc.(1)	114	197
Ollie’s Bargain Outlet Holdings, Inc.(1)	369	34
		335

Building Products—1.1%
Advanced Drainage Systems, Inc.	303	42
Allegion plc	564	82
American Woodmark Corp.(1)	2,217	88
Apogee Enterprises, Inc.	4,152	139
AZZ, Inc.	1,193	149
Carlisle Cos., Inc.	121	40
Johnson Controls International plc	289	38
Quanex Building Products Corp.	1,717	31
Simpson Manufacturing Co., Inc.	355	61
Trane Technologies plc	181	76
Zurn Elkay Water Solutions Corp.	1,585	71
		817

Capital Markets—1.2%
Acadian Asset Management, Inc.	756	41
Bank of New York Mellon Corp. (The)	318	38
Blackrock, Inc.	241	232
Brookfield Corp. Class A	1,007	41
CME Group, Inc. Class A	134	39
FactSet Research Systems, Inc.	105	23
Goldman Sachs Group, Inc. (The)	48	41
Golub Capital BDC, Inc.	4,969	63
Intercontinental Exchange, Inc.	232	36
Janus Henderson Group plc	959	49
Main Street Capital Corp.	648	34
MarketAxess Holdings, Inc.	331	55
Moelis & Co. Class A	543	31
Nuveen Churchill Direct Lending Corp.	2,587	33
Robinhood Markets, Inc. Class A(1)	336	23
S&P Global, Inc.	131	56
Trinity Capital, Inc.	2,195	32
		867

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Chemicals—0.5%
Air Products & Chemicals, Inc.	96	$28
Burlington Stores, Inc.(1)	102	33
Cabot Corp.	1,326	100
Ecolab, Inc.	158	42
HB Fuller Co.	479	29
International Flavors & Fragrances, Inc.	506	37
NewMarket Corp.	82	53
Ventas, Inc.	880	72
		394

Commercial Services & Supplies—1.0%
ABM Industries, Inc.	705	27
Brady Corp. Class A	376	31
Cimpress plc(1)	376	28
Cintas Corp.	771	130
Copart, Inc.(1)	775	26
Deluxe Corp.	3,211	88
Ennis, Inc.	3,287	70
Healthcare Services Group, Inc.(1)	2,666	50
Interface, Inc. Class A	3,813	95
Rollins, Inc.	1,535	82
Veralto Corp.	298	26
Waste Management, Inc.	139	32
		685

Communications Equipment—0.6%
Arista Networks, Inc.(1)	237	29
Ciena Corp.(1)	107	42
Cisco Systems, Inc.	1,090	85
Digi International, Inc.(1)	748	36
Motorola Solutions, Inc.	171	74
Ubiquiti, Inc.	95	75
Viavi Solutions, Inc.(1)	1,053	35
Vistance Networks, Inc.(1)	3,354	61
		437

Construction & Engineering—0.8%
AECOM	486	41
Ameresco, Inc. Class A(1)	791	20
Argan, Inc.	66	36
Bowman Consulting Group Ltd.(1)	596	17
Centuri Holdings, Inc.(1)	1,499	44
Comfort Systems USA, Inc.	52	72
Dycom Industries, Inc.(1)	87	30
EMCOR Group, Inc.	68	50
Everus Construction Group, Inc.(1)	440	52
Fluor Corp.(1)	831	39
Granite Construction, Inc.	262	31
NWPX Infrastructure, Inc.(1)	1,243	97
Sterling Infrastructure, Inc.(1)	55	22
	Shares	Value

Construction & Engineering—continued
Tutor Perini Corp.	326	$25
		576

Construction Materials—0.2%
Eagle Materials, Inc.	241	46
Knife River Corp.(1)	186	15
Martin Marietta Materials, Inc.	97	57
Vulcan Materials Co.	198	54
		172

Consumer Finance—0.5%
Encore Capital Group, Inc.(1)	498	35
EZCORP, Inc. Class A(1)	3,321	84
Nelnet, Inc. Class A	273	35
PRA Group, Inc.(1)	2,038	36
PROG Holdings, Inc.	1,930	55
SLM Corp.	1,533	33
World Acceptance Corp.(1)	789	107
		385

Consumer Staples Distribution & Retail—0.7%
Albertsons Cos., Inc. Class A	8,651	147
Casey’s General Stores, Inc.	47	34
Costco Wholesale Corp.	135	135
Dollar General Corp.	212	25
Sprouts Farmers Market, Inc.(1)	1,204	93
Sysco Corp.	611	44
Walmart, Inc.	347	43
		521

Containers & Packaging—0.3%
AptarGroup, Inc.	490	62
Avery Dennison Corp.	450	78
Greif, Inc. Class A	434	29
TriMas Corp.	1,091	39
		208

Distributors—0.1%
Genuine Parts Co.	270	29
GigaCloud Technology, Inc. Class A(1)	270	12
		41

Diversified Consumer Services—0.3%
American Public Education, Inc.(1)	440	25
Lincoln Educational Services Corp.(1)	715	29
Service Corp. International	756	63
Stride, Inc.(1)	315	28
Udemy, Inc.(1)	16,961	78
		223

	Shares	Value

Diversified REITs—0.1%
AvalonBay Communities, Inc.	69	$11
Broadstone Net Lease, Inc.	634	12
UDR, Inc.	1,475	50
		73

Diversified Telecommunication Services—0.2%
IDT Corp. Class B	595	29
Verizon Communications, Inc.	1,977	99
		128

Electric Utilities—0.5%
Alliant Energy Corp.	195	14
American Electric Power Co., Inc.	531	70
Duke Energy Corp.	93	12
Entergy Corp.	327	37
Evergy, Inc.	173	14
Exelon Corp.	474	23
FirstEnergy Corp.	1,029	52
IDACORP, Inc.	137	19
MGE Energy, Inc.	153	12
OGE Energy Corp.	492	24
Pinnacle West Capital Corp.	216	22
Portland General Electric Co.	330	17
PPL Corp.	545	21
Southern Co. (The)	244	23
Xcel Energy, Inc.	223	18
		378

Electrical Equipment—0.7%
Allient, Inc.	546	32
AMETEK, Inc.	625	134
Eaton Corp. plc	112	40
Emerson Electric Co.	186	24
GE Vernova, Inc.	44	38
Generac Holdings, Inc.(1)	244	48
Hubbell, Inc. Class B	105	52
Nextpower, Inc. Class A(1)	262	32
Preformed Line Products Co.	143	39
Vicor Corp.(1)	232	37
		476

Electronic Equipment, Instruments & Components—0.8%
Advanced Energy Industries, Inc.	240	77
Amphenol Corp. Class A	651	82
Daktronics, Inc.(1)	2,596	51
Frequency Electronics, Inc.(1)	690	31
Jabil, Inc.	128	34
Kimball Electronics, Inc.(1)	1,212	29
Knowles Corp.(1)	2,419	62
Napco Security Technologies, Inc.	2,831	112
TD SYNNEX Corp.	208	35
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Electronic Equipment, Instruments & Components—continued
Teledyne Technologies, Inc.(1)	62	$37
Vishay Precision Group, Inc.(1)	447	19
		569

Energy Equipment & Services—1.1%
Baker Hughes Co. Class A	662	40
Bristow Group, Inc.	3,309	155
Core Laboratories, Inc.	3,245	55
Expro Group Holdings N.V.(1)	3,015	53
Forum Energy Technologies, Inc.(1)	1,441	85
Halliburton Co.	1,890	74
Innovex International, Inc.(1)	1,352	33
Liberty Energy, Inc. Class A	2,298	66
National Energy Services Reunited Corp.(1)	951	20
Natural Gas Services Group, Inc.	698	26
Tarsus Pharmaceuticals, Inc.(1)	911	64
TechnipFMC plc	1,638	113
Tidewater, Inc.(1)	280	23
		807

Entertainment—0.6%
Netflix, Inc.(1)	3,004	289
ROBLOX Corp. Class A(1)	1,193	67
Walt Disney Co. (The)	805	78
		434

Financial Services—0.9%
Corpay, Inc.(1)	192	56
Gold.com, Inc.	308	12
Jack Henry & Associates, Inc.	175	28
Mastercard, Inc. Class A	75	37
NCR Atleos Corp.(1)	4,883	213
NMI Holdings, Inc. Class A(1)	1,194	45
Paymentus Holdings, Inc. Class A(1)	2,131	54
Remitly Global, Inc.(1)	1,509	24
Rocket Cos., Inc. Class A(1)	2,319	33
Visa, Inc. Class A	259	78
WEX, Inc.(1)	281	43
		623

Food Products—0.9%
Archer-Daniels-Midland Co.	742	54
Calavo Growers, Inc.	1,992	51
Campbell’s Company (The)	1,156	26
General Mills, Inc.	679	25
Hershey Co. (The)	275	57
Hormel Foods Corp.	1,266	29
Ingredion, Inc.	613	69
	Shares	Value

Food Products—continued
Lamb Weston Holdings, Inc.	1,810	$77
Post Holdings, Inc.(1)	265	26
Seaboard Corp.	37	209
		623

Gas Utilities—0.3%
National Fuel Gas Co.	390	37
New Jersey Resources Corp.	1,453	80
Northwest Natural Holding Co.	254	13
ONE Gas, Inc.	148	13
Southwest Gas Holdings, Inc.	558	48
Spire, Inc.	185	17
		208

Ground Transportation—0.2%
JB Hunt Transport Services, Inc.	334	71
Uber Technologies, Inc.(1)	1,265	91
		162

Ground Transportation—0.4%
Landstar System, Inc.	332	53
Lyft, Inc. Class A(1)	4,086	54
Old Dominion Freight Line, Inc.	305	60
Union Pacific Corp.	597	145
		312

Health Care REITs—0.4%
American Healthcare REIT, Inc.	594	28
Healthcare Realty Trust, Inc. Class A	1,282	22
LTC Properties, Inc.	1,216	45
Omega Healthcare Investors, Inc.	1,857	81
Sabra Health Care REIT, Inc.	3,407	66
Welltower, Inc.	62	12
		254

Healthcare Equipment & Supplies—0.8%
Artivion, Inc.(1)	1,662	61
Axogen, Inc.(1)	403	13
Boston Scientific Corp.(1)	332	21
Cooper Cos., Inc. (The)(1)	3	— (2)
Envista Holdings Corp.(1)	2,179	55
Establishment Labs Holdings, Inc.(1)	203	12
IDEXX Laboratories, Inc.(1)	122	69
iRadimed Corp.	1,010	97
LeMaitre Vascular, Inc.	427	47
Medtronic plc	422	37
ResMed, Inc.	197	44
Solventum Corp.(1)	681	44
STAAR Surgical Co.(1)	2,500	47
	Shares	Value

Healthcare Equipment & Supplies—continued
Stryker Corp.	80	$26
		573

Healthcare Providers & Services—1.0%
Alignment Healthcare, Inc.(1)	2,904	51
Castle Biosciences, Inc.(1)	3,154	78
Cencora, Inc.	167	53
Chemed Corp.	140	53
CorVel Corp.(1)	787	43
Ensign Group, Inc. (The)	303	61
GeneDx Holdings Corp. Class A(1)	634	41
Guardant Health, Inc.(1)	685	63
Guardian Pharmacy Services, Inc. Class A(1)	378	14
HealthEquity, Inc.(1)	1,855	155
PACS Group, Inc.(1)	698	22
Pediatrix Medical Group, Inc.(1)	2,357	50
		684

Healthcare Technology—0.0%
HealthStream, Inc.	1,332	28
Hotel & Resort REITs—0.1%
Apple Hospitality REIT, Inc.	7,776	89
Host Hotels & Resorts, Inc.	868	17
		106

Hotels, Restaurants & Leisure—1.5%
Biglari Holdings, Inc. Class B(1)	72	24
Booking Holdings, Inc.	51	215
Brinker International, Inc.(1)	590	84
Chipotle Mexican Grill, Inc. Class A(1)	1,348	43
Cracker Barrel Old Country Store, Inc.	915	26
Darden Restaurants, Inc.	149	29
Domino’s Pizza, Inc.	139	50
Hilton Worldwide Holdings, Inc.	161	49
Marriott Vacations Worldwide Corp.	642	42
McDonald’s Corp.	107	33
MGM Resorts International(1)	1,251	46
Monarch Casino & Resort, Inc.	728	69
Planet Fitness, Inc. Class A(1)	607	45
Rush Street Interactive, Inc.(1)	2,580	56
Sportradar Group AG Class A(1)	1,619	27
Super Group SGHC Ltd.	3,215	35
Travel + Leisure Co.	1,026	71
Vail Resorts, Inc.	217	28
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Hotels, Restaurants & Leisure—continued
Wendy’s Co. (The)	6,005	$42
Yum! Brands, Inc.	230	36
		1,050

Household Durables—0.7%
DR Horton, Inc.	327	45
Green Brick Partners, Inc.(1)	684	44
Helen of Troy Ltd.(1)	7,637	110
Installed Building Products, Inc.	150	40
KB Home	503	26
NVR, Inc.(1)	34	224
TopBuild Corp.(1)	127	45
		534

Household Products—0.2%
Colgate-Palmolive Co.	179	15
Kimberly-Clark Corp.	291	28
Procter & Gamble Co. (The)	591	86
		129

Independent Power and Renewable Electricity Producers—0.2%
Talen Energy Corp.(1)	227	72
Vistra Corp.	305	46
		118

Industrial Conglomerates—0.2%
General Electric Co.	281	80
Honeywell International, Inc.	342	77
		157

Industrial REITs—0.1%
EastGroup Properties, Inc.	195	36
Insurance—1.6%
Aflac, Inc.	664	73
Aon plc Class A	94	30
Chubb Ltd.	141	46
Erie Indemnity Co. Class A	208	52
Hamilton Insurance Group Ltd. Class B	1,266	38
Hartford Insurance Group, Inc. (The)	123	17
Heritage Insurance Holdings, Inc.(1)	2,258	59
Kinsale Capital Group, Inc.	134	46
Markel Group, Inc.(1)	120	230
Marsh & McLennan Cos., Inc.	548	95
NiSource, Inc.	336	16
Old Republic International Corp.	314	13
Progressive Corp. (The)	145	29
RenaissanceRe Holdings Ltd.	201	60
	Shares	Value

Insurance—continued
Stewart Information Services Corp.	1,111	$68
United Fire Group, Inc.	734	27
Universal Insurance Holdings, Inc.	914	31
White Mountains Insurance Group Ltd.	93	204
Willis Towers Watson plc	149	43
		1,177

Interactive Media & Services—0.5%
Alphabet, Inc. Class A	118	34
Cargurus, Inc. Class A(1)	1,487	51
Match Group, Inc.	3,768	116
Meta Platforms, Inc. Class A	104	59
Pinterest, Inc. Class A(1)	5,255	96
		356

IT Services—0.4%
Accenture plc Class A	407	81
Amdocs Ltd.	858	56
MongoDB, Inc. Class A(1)	261	64
SS&C Technologies Holdings, Inc.	359	24
VeriSign, Inc.	219	54
Wix.com Ltd.(1)	296	27
		306

Leisure Products—0.1%
Malibu Boats, Inc. Class A(1)	932	24
Smith & Wesson Brands, Inc.	2,852	41
		65

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.	212	24
Illumina, Inc.(1)	346	43
Medpace Holdings, Inc.(1)	190	91
Mettler-Toledo International, Inc.(1)	182	230
QIAGEN N.V.	835	33
		421

Machinery—1.5%
AGCO Corp.	599	69
Allison Transmission Holdings, Inc.	421	49
Astec Industries, Inc.	656	35
Atmus Filtration Technologies, Inc.	1,196	68
Blue Bird Corp.(1)	498	28
Caterpillar, Inc.	59	42
China Yuchai International Ltd.	348	13
Deere & Co.	51	29
Donaldson Co., Inc.	924	79
Douglas Dynamics, Inc.	1,613	68
Flowserve Corp.	948	70
Gorman-Rupp Co. (The)	537	33
	Shares	Value

Machinery—continued
Graco, Inc.	445	$38
Graham Corp.(1)	377	30
Helios Technologies, Inc.	914	59
Illinois Tool Works, Inc.	181	47
Lincoln Electric Holdings, Inc.	196	49
Otis Worldwide Corp.	380	29
PACCAR, Inc.	616	71
Proto Labs, Inc.(1)	1,179	67
Symbotic, Inc. Class A(1)	522	28
Toro Co. (The)	873	82
Worthington Enterprises, Inc.	578	30
		1,113

Marine Transportation—0.1%
Danaos Corp.	357	40
Global Ship Lease, Inc. Class A	1,030	39
		79

Media—0.3%
EchoStar Corp. Class A(1)	144	17
John Wiley & Sons, Inc. Class A	1,002	38
New York Times Co. (The) Class A	814	68
Scholastic Corp.	1,997	78
		201

Metals & Mining—0.5%
Agnico Eagle Mines Ltd.	228	46
ATI, Inc.(1)	249	36
Barrick Mining Corp.	1,216	50
Compass Minerals International, Inc.(1)	796	19
Constellium SE Class A(1)	1,160	29
Freeport-McMoRan, Inc.	362	21
Kinross Gold Corp.	824	25
McEwen, Inc.(1)	407	8
Newmont Corp.	445	48
Reliance, Inc.	122	37
Southern Copper Corp.	268	46
Warrior Met Coal, Inc.	158	15
		380

Mortgage Real Estate Investment Trusts (REITs)—0.2%
AGNC Investment Corp.	85	1
Dynex Capital, Inc.	4,555	58
Ellington Financial, Inc.	2,396	28
Invesco Mortgage Capital, Inc.	3,907	32
Rithm Capital Corp.	2,952	28
Starwood Property Trust, Inc.	1,679	29
		176

Multi-Utilities—0.7%
Ameren Corp.	654	72
Avista Corp.	302	12
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Multi-Utilities—continued
CMS Energy Corp.	213	$17
Consolidated Edison, Inc.	124	14
DTE Energy Co.	115	17
Northwestern Energy Group, Inc.	3,885	256
Public Service Enterprise Group, Inc.	377	30
WEC Energy Group, Inc.	452	52
		470

Office REITs—0.2%
COPT Defense Properties	2,195	67
Postal Realty Trust, Inc. Class A	3,423	64
		131

Oil, Gas & Consumable Fuels—1.7%
Antero Midstream Corp.	2,572	59
Calumet, Inc.(1)	781	28
Chevron Corp.	161	33
Core Natural Resources, Inc.	498	52
Coterra Energy, Inc.	7,785	273
Dorian LPG Ltd.	1,025	35
Energy Transfer LP	1,751	34
Enterprise Products Partners LP	2,071	78
Exxon Mobil Corp.	236	40
Gulfport Energy Corp.(1)	244	52
International Seaways, Inc.	351	26
MillerKnoll, Inc.	1,611	23
MPLX LP	522	30
Nabors Industries Ltd.(1)	342	29
Phillips 66	298	54
Plains GP Holdings LP Class A(1)	2,087	51
REX American Resources Corp.(1)	1,586	72
Teekay Tankers Ltd. Class A	405	30
Texas Pacific Land Corp.	201	95
Tsakos Energy Navigation Ltd.	1,763	70
Valero Energy Corp.	213	53
		1,217

Passenger Airlines—0.2%
Southwest Airlines Co.	1,110	42
Sun Country Airlines Holdings, Inc.(1)	6,248	103
		145

Personal Care Products—0.1%
BellRing Brands, Inc.(1)	3,502	56
Pharmaceuticals—0.7%
Collegium Pharmaceutical, Inc.(1)	791	26
Corcept Therapeutics, Inc.(1)	1,242	50
Edgewise Therapeutics, Inc.(1)	661	21
	Shares	Value

Pharmaceuticals—continued
Elanco Animal Health, Inc.(1)	1,621	$39
Eli Lilly & Co.	36	33
Johnson & Johnson	287	70
Oculis Holding AG(1)	872	23
Phibro Animal Health Corp. Class A	937	52
Prestige Consumer Healthcare, Inc.(1)	2,533	150
Zoetis, Inc. Class A	491	58
		522

Professional Services—1.1%
Automatic Data Processing, Inc.	348	71
Broadridge Financial Solutions, Inc.	421	68
Clarivate plc(1)	17,826	45
Concentrix Corp.	1,078	29
ExlService Holdings, Inc.(1)	3,298	100
Fair Isaac Corp.(1)	142	152
FTI Consulting, Inc.(1)	325	57
IBEX Holdings Ltd.(1)	1,250	34
Korn Ferry	458	29
Leidos Holdings, Inc.	310	48
Paychex, Inc.	842	78
Science Applications International Corp.	360	34
Willdan Group, Inc.(1)	219	17
		762

Real Estate Management & Development—0.2%
Howard Hughes Holdings, Inc.(1)	752	48
Jones Lang LaSalle, Inc.(1)	168	51
St Joe Co. (The)	1,026	64
		163

Residential REITs—0.1%
American Homes 4 Rent Class A	484	14
Equity LifeStyle Properties, Inc.	704	44
Mid-America Apartment Communities, Inc.	92	11
		69

Retail REITs—0.2%
CBL & Associates Properties, Inc.	734	28
Federal Realty Investment Trust	124	13
Getty Realty Corp.	671	21
NNN REIT, Inc.	115	5
Phillips Edison & Co., Inc.	544	20
Regency Centers Corp.	199	15
Tanger, Inc.	1,748	60
		162

	Shares	Value

Semiconductors & Semiconductor Equipment—0.8%
Broadcom, Inc.	276	$85
Cohu, Inc.(1)	449	14
FormFactor, Inc.(1)	184	18
Intel Corp.(1)	191	8
Kulicke & Soffa Industries, Inc.	617	41
Lam Research Corp.	104	22
Marvell Technology, Inc.	4	— (2)
Micron Technology, Inc.	79	27
NVIDIA Corp.	402	70
PDF Solutions, Inc.(1)	387	13
Photronics, Inc.(1)	986	40
Teradyne, Inc.	71	21
Veeco Instruments, Inc.(1)	6,545	222
		581

Software—1.9%
Adobe, Inc.(1)	117	28
Alkami Technology, Inc.(1)	3,014	47
AppLovin Corp. Class A(1)	57	23
Autodesk, Inc.(1)	413	99
BILL Holdings, Inc.(1)	2,046	78
BlackBerry Ltd.(1)	32,439	105
Box, Inc. Class A(1)	1,271	30
Clear Secure, Inc. Class A	1,136	55
Cognyte Software Ltd.(1)	8,543	69
Docusign, Inc. Class A(1)	2,431	115
Gen Digital, Inc.	5,334	100
InterDigital, Inc.	163	49
Manhattan Associates, Inc.(1)	328	44
nCino, Inc.(1)	5,591	84
Nutanix, Inc. Class A(1)	168	6
Oracle Corp.	160	24
Pagaya Technologies Ltd. Class A(1)	937	11
PagerDuty, Inc.(1)	4,871	30
Pegasystems, Inc.	1,915	82
Progress Software Corp.(1)	808	21
Rapid7, Inc.(1)	555	3
Red Violet, Inc.(1)	455	16
Roper Technologies, Inc.	185	66
Rubrik, Inc. Class A(1)	512	25
Salesforce, Inc.	406	76
Synopsys, Inc.(1)	61	24
Teradata Corp.(1)	1,254	32
		1,342

Specialized REITs—0.5%
Four Corners Property Trust, Inc.	666	16
Gaming & Leisure Properties, Inc.	258	11
Lamar Advertising Co. Class A	486	62
National Storage Affiliates Trust	5,460	206
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Specialized REITs—continued
VICI Properties, Inc. Class A	1,604	$44
		339

Specialty Retail—2.1%
Abercrombie & Fitch Co. Class A(1)	79	7
Academy Sports & Outdoors, Inc.	552	31
American Eagle Outfitters, Inc.	447	7
Asbury Automotive Group, Inc.(1)	249	49
AutoZone, Inc.(1)	57	192
Bath & Body Works, Inc.	459	9
Best Buy Co., Inc.	509	33
Buckle, Inc. (The)	675	34
Build-A-Bear Workshop, Inc. Class A	1,450	54
CarMax, Inc.(1)	3,943	164
Chewy, Inc. Class A(1)	1,263	34
Dick’s Sporting Goods, Inc.	731	145
Five Below, Inc.(1)	304	69
Gap, Inc. (The)	1,163	28
O’Reilly Automotive, Inc.(1)	2,204	203
RH(1)	386	54
Ross Stores, Inc.	245	53
Signet Jewelers Ltd.	346	29
TJX Cos., Inc. (The)	730	117
Tractor Supply Co.	941	43
Ulta Beauty, Inc.(1)	145	76
Urban Outfitters, Inc.(1)	515	33
Williams-Sonoma, Inc.	164	30
		1,494

Technology Hardware, Storage & Peripherals—0.3%
Apple, Inc.	142	36
Everpure, Inc. Class A(1)	439	26
GPGI, Inc. Class A	2,279	39
HP, Inc.	345	7
NetApp, Inc.	287	29
Seagate Technology Holdings plc	78	30
Western Digital Corp.	103	28
		195

Textiles, Apparel & Luxury Goods—0.5%
Amer Sports, Inc.(1)	754	25
G-III Apparel Group Ltd.	1,118	31
Lululemon Athletica, Inc.(1)	105	16
Oxford Industries, Inc.	896	35
PVH Corp.	1,841	128
Ralph Lauren Corp. Class A	157	54
Tapestry, Inc.	546	77
		366

Tobacco—0.1%
Altria Group, Inc.	463	30
	Shares	Value

Tobacco—continued
Universal Corp.	834	$44
		74

Trading Companies & Distributors—0.7%
Core & Main, Inc. Class A(1)	2,309	114
Fastenal Co.	777	36
United Rentals, Inc.	44	32
W.W. Grainger, Inc.	35	38
Watsco, Inc.	823	300
		520

Water Utilities—0.4%
American States Water Co.	527	40
Consolidated Water Co., Ltd.	272	9
Essential Utilities, Inc.	5,293	213
		262

Wireless Telecommunication Services—0.1%
Millicom International Cellular S.A.	339	25
T-Mobile US, Inc.	151	32
		57

Total Common Stocks (Identified Cost $31,461)		30,718

Master Limited Partnerships and Related Companies—0.4%
Diversified—0.1%
CVR Partners LP	539	68
Downstream/Other—0.2%
Delek Logistics Partners LP	649	32
USA Compression Partners LP	1,056	29
Westlake Chemical Partners LP	4,513	100
		161

Electric, LDC & Power—0.0%
Suburban Propane Partners LP	1,698	33
Gathering/Processing—0.1%
Western Midstream Partners LP	1,020	42
Total Master Limited Partnerships and Related Companies (Identified Cost $289)		304

Total Long-Term Investments—43.1% (Identified Cost $31,750)		31,022

	Shares	Value

Short-Term Investment—39.0%
Money Market Mutual Fund—39.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(3)	28,002,291	$28,002
Total Short-Term Investment (Identified Cost $28,002)		28,002

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—82.1% (Identified Cost $59,752)		59,024

Securities Sold Short—0.0%

Common Stock—0.0%
Oil, Gas & Consumable Fuels—0.0%
Frontline plc	1	23
Total Common Stock (Identified Cost $23)	23

Total Securities Sold Short (Identified Cost $23)	23

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—82.1% (Identified Cost $59,775)	$59,047
Other assets and liabilities, net—17.9%	12,876
NET ASSETS—100.0%	$71,923

Abbreviations:
BDC	Business Development Companies
LP	Limited Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Amount is less than $500 (not in thousands).
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
MS	Morgan Stanley Capital Services LLC
UBS AG	UBS AG

Foreign Currencies:
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
USD	United States Dollar
ZAR	South African Rand
|

Exchange-traded futures contracts as of March 31, 2026 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
FTSE China A50 Index Future	April 2026	350	$5,088	$—	$(34)
FTSE Taiwan Index Future	April 2026	1	103	—	(7)
Hang Seng Index Future	April 2026	15	2,368	—	(44)
HSCEI Index Future	April 2026	18	959	—	(24)
MSCI Singapore IX ETS Future	April 2026	5	170	1	—
OMXS 30 Index Future	April 2026	5	154	—	(3)
Brazil Real Future	May 2026	81	1,550	14	—
Copper Future	May 2026	1	140	2	—
Gasoline RBOB Future	May 2026	1	135	23	—
Low Sulphur Gas Oil Future	May 2026	2	248	42	—
Natural Gas Future	May 2026	3	87	—	(14)
NY Harbor ULSD Future	May 2026	1	173	43	—
WTI Crude Future	May 2026	8	811	162	—
10 Year Canadian Bond Future	June 2026	61	5,262	—	(29)
30 Year U.S. Treasury Bond Future	June 2026	2	228	—	(7)
Australian Dollar Future	June 2026	26	1,789	—	(25)
Brent Crude Future	June 2026	14	1,456	302	—
Canadian Dollar Future	June 2026	48	3,456	—	(79)
Euro FX Currency Future	June 2026	32	4,634	—	(15)
Euro STOXX 50® Index Future	June 2026	13	826	—	(18)
Euro-BTP Future	June 2026	28	3,763	—	(46)
Euro-OAT Future	June 2026	1	137	—	(1)
FTSE 100 Index Future	June 2026	1	135	—	(1)
Gold Future	June 2026	7	3,275	126	—
Japanese Yen Future	June 2026	12	950	—	—
Live Cattle Future	June 2026	3	292	12	—
LME Nickel Future	June 2026	2	205	—	(10)
LME Aluminium Future	June 2026	7	609	35	—
LME Zinc Future	June 2026	5	405	—	(18)
Mexican Peso Future	June 2026	178	4,927	—	(104)
MSCI EAFE® Index Future	June 2026	37	5,367	—	(30)
MSCI Emerging Markets Index Future	June 2026	109	7,928	—	(79)
Nasdaq 100® E-Mini Index Future	June 2026	9	4,305	—	(122)
S&P 500® E-Mini Index Future	June 2026	6	1,971	11	—
S&P Mid 400® E-Mini Index Future	June 2026	10	3,396	32	—
S&P/TSX 60 Index Future	June 2026	1	274	—	(1)
SPI 200 Index Future	June 2026	1	147	—	(2)
STOXX Europe 600 Future	June 2026	107	3,572	—	(61)
TOPIX Index Future	June 2026	11	2,429	—	(98)
Coffee ’C’ Future	July 2026	1	109	—	(2)
Soybean Future	July 2026	12	712	12	—
Soybean Meal Future	July 2026	3	94	—	(4)
				$817	$(878)
Short Contracts:
Indian Rupee Future	April 2026	(168)	(3,554)	60	—
2 Year U.S. Treasury Note Future	June 2026	(32)	(6,638)	19	—
3 Year Australian Bond Future	June 2026	(12)	(858)	—	—
5 Year U.S. Treasury Note Future	June 2026	(10)	(1,082)	—	(3)
10 Year Australian Bond Future	June 2026	(88)	(6,542)	4	—
10 Year Euro-Bund Future	June 2026	(73)	(10,580)	9	—
10 Year U.S. Treasury Note Future	June 2026	(105)	(11,660)	15	—
10 Year U.S. Ultra Future	June 2026	(9)	(1,022)	8	—
30 Year Euro-BUXL Bond Future	June 2026	(3)	(382)	2	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Exchange-traded futures contracts as of March 31, 2026 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
British Pound Future	June 2026	(37)	$(3,059)	$22	$—
Euro-BOBL Future	June 2026	(7)	(934)	2	—
Euro-BTP Future	June 2026	(8)	(979)	1	—
Euro-Schatz Future	June 2026	(10)	(1,222)	—	(1)
LME Nickel Future	June 2026	(2)	(205)	7	—
Russell 2000® E-Mini Index Future	June 2026	(31)	(3,894)	5	—
U.S. Treasury Ultra Bond Future	June 2026	(6)	(699)	—	(1)
Cocoa Future	July 2026	(5)	(168)	—	(1)
Corn Future	July 2026	(60)	(1,405)	—	(57)
Cotton No. 2 Future	July 2026	(23)	(829)	—	(16)
Sugar #11World Future	July 2026	(28)	(492)	2	—
Wheat Future	July 2026	(7)	(219)	—	(23)
3-Month EURIBOR Future	September 2026	(22)	(6,183)	—	(1)
3-Month SOFR Future	September 2026	(50)	(12,042)	21	—
3-Month SONIA Index Future	September 2026	(27)	(8,547)	—	(5)
				177	(108)
Total				$994	$(986)

Forward foreign currency exchange contracts as of March 31, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	500	USD	631	UBS AG	06/17/26	$—	$—
NOK	20,000	USD	2,086	UBS AG	06/17/26	—	(22)
NZD	700	USD	416	UBS AG	06/17/26	—	(13)
PLN	1,000	USD	274	UBS AG	06/17/26	—	(5)
SEK	10,000	USD	1,068	UBS AG	06/17/26	—	(8)
USD	5,841	CHF	4,500	UBS AG	06/17/26	165	—
USD	2,624	NZD	4,500	UBS AG	06/17/26	31	—
USD	133	PLN	500	UBS AG	06/17/26	—	(1)
USD	1,764	SEK	16,000	UBS AG	06/17/26	67	—
USD	588	SGD	750	UBS AG	06/17/26	2	—
USD	119	ZAR	2,000	UBS AG	06/17/26	1	—
ZAR	26,000	USD	1,581	UBS AG	06/17/26	—	(53)
Total						$266	$(102)

Over-the-counter equity basket total return swap outstanding as of March 31, 2026 were as follows:
	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	MS	5/2/2028	$(9,791)	$—	$(9,791)	-13.61%%
The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of March 31, 2026:
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Aerospace & Defense
Archer Aviation, Inc.-A	USFF -0.450%	Quarterly	MS	5/2/2028	(2,581)	$(13)	$(13)	$—
Intuitive Machines, Inc.	USFF -0.990%	Quarterly	MS	5/2/2028	(2,699)	(50)	(50)	—
Loar Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(825)	(47)	(47)	—
Rocket Lab Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(754)	(49)	(49)	—
						(159)	(159)	—
Air Freight & Logistics
FedEx Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(10)	(4)	(4)	—
United Parcel Service, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(399)	(39)	(39)	—
						(43)	(43)	—
Automobile Components
Aptiv plc	USFF -0.450%	Quarterly	MS	5/2/2028	(433)	(30)	(30)	—
BorgWarner, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(461)	(25)	(25)	—
						(55)	(55)	—
Banks
Associated Banc-Corp	USFF -0.450%	Quarterly	MS	5/2/2028	(1,984)	(51)	(51)	—
Beacon Financial Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,593)	(48)	(48)	—
Columbia Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,887)	(51)	(51)	—
CVB Financial Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,795)	(54)	(54)	—
Eastern Bankshares, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,400)	(47)	(47)	—
Financial Institutions, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,557)	(49)	(49)	—
Firstsun Capital Bancorp	USFF -0.450%	Quarterly	MS	5/2/2028	(5,500)	(201)	(201)	—
Mechanics Bancorp	USFF -0.450%	Quarterly	MS	5/2/2028	(4,098)	(61)	(61)	—
Oceanfirst Financial Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,044)	(55)	(55)	—
Prosperity Bancshares, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,150)	(77)	(77)	—
TFS Financial Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,579)	(36)	(36)	—
Triumph Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(845)	(50)	(50)	—
Washington Trust Bancorp, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,501)	(84)	(84)	—
						(864)	(864)	—
Beverages
Keurig Dr Pepper, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(726)	(19)	(19)	—

Biotechnology
Arrowhead Pharmaceuticals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(17)	(1)	(1)	—
Biogen, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(139)	(26)	(26)	—
Cytokinetics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(562)	(37)	(37)	—
Ideaya Biosciences, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(870)	(29)	(29)	—
Immunovant, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,410)	(35)	(35)	—
Moderna, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,308)	(66)	(66)	—
Twist Bioscience Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,119)	(53)	(53)	—
						(247)	(247)	—
Broadline Retail
Amazon.com, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2)	(1)	(1)	—
Coupang, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,070)	(39)	(39)	—
						(40)	(40)	—
Building Products
Carrier Global Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(815)	(46)	(46)	—
CSW Industrials, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(116)	(30)	(30)	—
Masterbrand, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(11,564)	(96)	(96)	—
Resideo Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,429)	(48)	(48)	—
						(220)	(220)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Capital Markets
Coinbase Global, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(346)	$(60)	$(60)	$—
Hamilton Lane, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(229)	(23)	(23)	—
Morningstar, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(31)	(5)	(5)	—
						(88)	(88)	—
Chemicals
Albemarle Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(153)	(28)	(28)	—
Chemours Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(1,838)	(41)	(41)	—
Linde plc	USFF -0.450%	Quarterly	MS	5/2/2028	(25)	(12)	(12)	—
Mosaic Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(1,846)	(47)	(47)	—
Olin Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,215)	(36)	(36)	—
Perimeter Solutions, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,813)	(44)	(44)	—
Sherwin-Williams Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(70)	(22)	(22)	—
Westlake Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(690)	(81)	(81)	—
						(311)	(311)	—
Commercial Services & Supplies
Brink’s Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(720)	(75)	(75)	—
Casella Waste Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(619)	(49)	(49)	—
Montrose Environmental Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,101)	(24)	(24)	—
Republic Services, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3)	(1)	(1)	—
						(149)	(149)	—
Communications Equipment
Applied Optoelectronics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(591)	(50)	(50)	—
Lumentum Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(67)	(47)	(47)	—
						(97)	(97)	—
Construction & Engineering
WillScot Mobile Mini Holdings Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,348)	(23)	(23)	—

Consumer Finance
Navient Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,358)	(36)	(36)	—
Sofi Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(210)	(3)	(3)	—
Upstart Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(673)	(17)	(17)	—
						(56)	(56)	—
Consumer Staples Distribution & Retail
BBB Foods, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,287)	(46)	(46)	—

Containers & Packaging
Amcor plc	USFF -0.450%	Quarterly	MS	5/2/2028	(1,608)	(64)	(64)	—
International Paper Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,494)	(53)	(53)	—
						(117)	(117)	—
Diversified Consumer Services
Bright Horizons Family Solutions, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(477)	(39)	(39)	—
Coursera, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(13,574)	(79)	(79)	—
						(118)	(118)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Diversified REITs
CTO Realty Growth, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(928)	$(17)	$(17)	$—
Cubesmart	USFF -0.450%	Quarterly	MS	5/2/2028	(955)	(35)	(35)	—
Essential Properties Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(895)	(27)	(27)	—
Global Net Lease, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,187)	(11)	(11)	—
Ryman Hospitality Properties, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(266)	(25)	(25)	—
WP Carey, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(46)	(3)	(3)	—
						(118)	(118)	—
Diversified Telecommunication Services
Iridium Communications, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,313)	(37)	(37)	—
Liberty Global Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,401)	(53)	(53)	—
						(90)	(90)	—
Electronic Equipment, Instruments & Components
Coherent Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(324)	(77)	(77)	—
Corning, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(156)	(21)	(21)	—
Novanta, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(259)	(31)	(31)	—
Ouster, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,157)	(40)	(40)	—
						(169)	(169)	—
Energy Equipment & Services
Archrock, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,378)	(48)	(48)	—
Patterson-UTI Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,557)	(60)	(60)	—
Propetro Holding Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,027)	(58)	(58)	—
Transocean Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,557)	(37)	(37)	—
Valaris Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(332)	(33)	(33)	—
Weatherford International plc	USFF -0.450%	Quarterly	MS	5/2/2028	(329)	(31)	(31)	—
						(267)	(267)	—
Entertainment
Spotify Technology S.A.	USFF -0.450%	Quarterly	MS	5/2/2028	(70)	(34)	(34)	—

Financial Services
Affirm Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,900)	(87)	(87)	—
Banco Latinoamericano Come-E	USFF -0.450%	Quarterly	MS	5/2/2028	(783)	(40)	(40)	—
Cannae Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,442)	(39)	(39)	—
Equitable Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,006)	(37)	(37)	—
PayPal Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(918)	(42)	(42)	—
						(245)	(245)	—
Food Products
Freshpet, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(442)	(26)	(26)	—
J M Smucker Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(220)	(21)	(21)	—
Kraft Heinz Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(862)	(19)	(19)	—
Mission Produce, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,930)	(27)	(27)	—
Mondelez International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,453)	(84)	(84)	—
						(177)	(177)	—
Gas Utilities
Atmos Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(16)	(3)	(3)	—

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Ground Transportation
RXO, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,934)	$(28)	$(28)	$—

Health Care REITs
Caretrust REIT, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,338)	(49)	(49)	—
Community Healthcare Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,401)	(38)	(38)	—
Diversified Healthcare Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(7,206)	(48)	(48)	—
Universal Health Realty Income Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(830)	(34)	(34)	—
						(169)	(169)	—
Healthcare Equipment & Supplies
Abbott Laboratories	USFF -0.450%	Quarterly	MS	5/2/2028	(50)	(5)	(5)	—
Baxter International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,635)	(44)	(44)	—
Glaukos Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(735)	(79)	(79)	—
Zimmer Biomet Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(617)	(56)	(56)	—
						(184)	(184)	—
Healthcare Providers & Services
Acadia Healthcare Co., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,025)	(24)	(24)	—
Fulgent Genetics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,351)	(37)	(37)	—
NeoGenomics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,154)	(46)	(46)	—
						(107)	(107)	—
Healthcare Technology
Doximity, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,218)	(28)	(28)	—
Veeva Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(90)	(16)	(16)	—
						(44)	(44)	—
Hotels, Restaurants & Leisure
Cava Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(709)	(57)	(57)	—
Churchill Downs, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(680)	(61)	(61)	—
DraftKings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,036)	(44)	(44)	—
Dutch Bros, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(966)	(49)	(49)	—
Genius Sports Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,479)	(38)	(38)	—
Norwegian Cruise Line Holdings Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,176)	(41)	(41)	—
Pursuit Attractions and Hospitality, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,353)	(49)	(49)	—
						(339)	(339)	—
Household Durables
Lennar Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(49)	(4)	(4)	—

Independent Power and Renewable Electricity Producers
Clearway Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(37)	(1)	(1)	—

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Industrial REITs
Americold Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,947)	$(34)	$(34)	$—
Lineage, Inc.	USFF -0.540%	Quarterly	MS	5/2/2028	(218)	(7)	(7)	—
One Liberty Properties, Inc.	USFF -0.490%	Quarterly	MS	5/2/2028	(1,279)	(27)	(27)	—
Prologis, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(436)	(58)	(58)	—
						(126)	(126)	—
Insurance
Baldwin Insurance Group, Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(1,301)	(28)	(28)	—
CNA Financial Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(348)	(16)	(16)	—
Fidelis Insurance Holdings Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,829)	(54)	(54)	—
Hippo Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,674)	(44)	(44)	—
Loews Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(138)	(15)	(15)	—
Oscar Health, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,433)	(39)	(39)	—
						(196)	(196)	—
Interactive Media & Services
Snap, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,033)	(28)	(28)	—

IT Services
Epam Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(186)	(25)	(25)	—
Okta, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(506)	(40)	(40)	—
						(65)	(65)	—
Leisure Products
Hasbro, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(435)	(40)	(40)	—
Mattel, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,221)	(18)	(18)	—
						(58)	(58)	—
Life Sciences Tools & Services
Avantor, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,650)	(29)	(29)	—
Bruker Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(665)	(24)	(24)	—
Danaher Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(126)	(24)	(24)	—
Thermo Fisher Scientific, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(67)	(33)	(33)	—
						(110)	(110)	—
Marine Transportation
Matson, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(158)	(26)	(26)	—

Media
Charter Communications, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(514)	(111)	(111)	—
Omnicom Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(412)	(31)	(31)	—
Sirius Xm Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,250)	(52)	(52)	—
						(194)	(194)	—
Metals & Mining
Cleveland-Cliffs, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,080)	(43)	(43)	—
Coeur Mining, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,614)	(49)	(49)	—
Ferroglobe plc	USFF -0.450%	Quarterly	MS	5/2/2028	(10,258)	(42)	(42)	—
Ivanhoe Electric, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,347)	(40)	(40)	—
Royal Gold, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(225)	(57)	(57)	—
SSR Mining, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,617)	(48)	(48)	—
						(279)	(279)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Mortgage Real Estate Investment Trusts (REITs)
Adamas Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,711)	$(35)	$(35)	$—
Annaly Capital Management, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(207)	(4)	(4)	—
Blackstone Mortgage Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,875)	(74)	(74)	—
Franklin BSP Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,131)	(35)	(35)	—
Ladder Capital Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(273)	(3)	(3)	—
						(151)	(151)	—
Multi-Utilities
Black Hills Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,586)	(249)	(249)	—
Centerpoint Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(847)	(36)	(36)	—
Dominion Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(791)	(49)	(49)	—
						(334)	(334)	—
Office REITs
Cousins Properties, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,867)	(42)	(42)	—

Oil, Gas & Consumable Fuels
Chord Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(217)	(31)	(31)	—
Comstock Resources, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,591)	(54)	(54)	—
CVR Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(292)	(10)	(10)	—
Delek U.S. Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(713)	(32)	(32)	—
Devon Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,438)	(274)	(274)	—
Diamondback Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(250)	(49)	(49)	—
Expand Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(88)	(10)	(10)	—
Green Plains, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,154)	(52)	(52)	—
Kinder Morgan, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,490)	(50)	(50)	—
Murphy Oil Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(846)	(35)	(35)	—
Nordic American Tankers Ltd.	USFF -0.490%	Quarterly	MS	5/2/2028	(568)	(3)	(3)	—
PBF Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,927)	(92)	(92)	—
Peabody Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(668)	(22)	(22)	—
Scorpio Tankers, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(409)	(30)	(30)	—
SFL Corp. Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,309)	(36)	(36)	—
SM Energy Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,386)	(74)	(74)	—
Uranium Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,247)	(98)	(98)	—
Williams Cos., Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(644)	(47)	(47)	—
						(999)	(999)	—
Passenger Airlines
Allegiant Travel Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(821)	(67)	(67)	—

Personal Care Products
Coty, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(11,645)	(24)	(24)	—
elf Beauty, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(528)	(32)	(32)	—
Estee Lauder Cos., Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(533)	(38)	(38)	—
						(94)	(94)	—
Pharmaceuticals
Crinetics Pharmaceuticals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(644)	(23)	(23)	—

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Professional Services
Robert Half, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,214)	$(31)	$(31)	$—
Transunion	USFF -0.450%	Quarterly	MS	5/2/2028	(642)	(44)	(44)	—
Verisk Analytics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(140)	(27)	(27)	—
						(102)	(102)	—
Residential REITs
Apartment Investment and Management Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(10,326)	(42)	(42)	—

Retail REITs
Acadia Realty Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(2,943)	(56)	(56)	—
Agree Realty Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(38)	(3)	(3)	—
Macerich Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(2,669)	(51)	(51)	—
Realty Income Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(101)	(6)	(6)	—
						(116)	(116)	—
Semiconductors & Semiconductor Equipment
ACM Research, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(472)	(19)	(19)	—
Advanced Micro Devices, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(44)	(9)	(9)	—
Ambarella, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(134)	(7)	(7)	—
Axcelis Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,613)	(243)	(243)	—
Enphase Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(619)	(23)	(23)	—
Entegris, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(385)	(45)	(45)	—
Ichor Holdings Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(460)	(21)	(21)	—
MKS, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2)	(1)	(1)	—
Monolithic Power Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(7)	(8)	(8)	—
ON Semiconductor Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(389)	(24)	(24)	—
SiTime Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(96)	(33)	(33)	—
Synaptics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(217)	(15)	(15)	—
						(448)	(448)	—
Software
Atlassian Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(215)	(15)	(15)	—
Aurora Innovation, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(19,628)	(81)	(81)	—
Bentley Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,150)	(40)	(40)	—
Blackline, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,070)	(40)	(40)	—
Braze, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,021)	(24)	(24)	—
C3.Ai, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,457)	(12)	(12)	—
Elastic N.V.	USFF -0.450%	Quarterly	MS	5/2/2028	(471)	(24)	(24)	—
Gitlab, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,170)	(25)	(25)	—
Guidewire Software, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(74)	(11)	(11)	—
HubSpot, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(88)	(21)	(21)	—
Intuit, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(94)	(41)	(41)	—
Microsoft Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(134)	(50)	(50)	—
Monday.com Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(272)	(19)	(19)	—
Palantir Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(150)	(22)	(22)	—
Porch Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,635)	(55)	(55)	—
Q2 Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(482)	(23)	(23)	—
Riot Platforms, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,593)	(82)	(82)	—
Samsara, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,737)	(55)	(55)	—
SentinelOne, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,731)	(22)	(22)	—
Strategy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(484)	(60)	(60)	—
Tyler Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(118)	(40)	(40)	—
Unity Software, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(425)	(9)	(9)	—
						(771)	(771)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Specialized REITs
American Tower Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(232)	$(40)	$(40)	$—
Equinix, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(33)	(32)	(32)	—
Public Storage	USFF -0.450%	Quarterly	MS	5/2/2028	(764)	(207)	(207)	—
						(279)	(279)	—
Specialty Retail
Advance Auto Parts, Inc.	USFF -0.640%	Quarterly	MS	5/2/2028	(1,036)	(55)	(55)	—
Floor & Decor Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(409)	(21)	(21)	—
RealReal, Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(834)	(7)	(7)	—
						(83)	(83)	—
Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(270)	(27)	(27)	—
Nike, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(934)	(49)	(49)	—
						(76)	(76)	—
Trading Companies & Distributors
Herc Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(202)	(20)	(20)	—
QXO, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,518)	(49)	(49)	—
Xometry, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,750)	(72)	(72)	—
						(141)	(141)	—
Water Utilities
American Water Works Co., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,275)	(310)	(310)	—

Total						$(9,791)	$(9,791)	$—
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$30,741	$30,741	$—
Master Limited Partnerships and Related Companies	304	304	—
Money Market Mutual Fund	28,002	28,002	—
Other Financial Instruments:
Futures Contracts	994	994	—
Forward Foreign Currency Exchange Contracts*	265	—	265
Total Assets	60,306	60,041	265
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(101)	—	(101)
Over-the-Counter Equity Basket Total Return Swap*	— (1)	—	— (1)
Futures Contracts	(986)	(986)	—
Total Liabilities	(1,087)	(986)	(101)
Total Investments, Net of Securities Sold Short	$59,219	$59,055	$164

(1)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Schedule of Investments.
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Consolidated Schedule of Investments

VIRTUS ALPHASIMPLEX GLOBAL ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS(Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Consolidated Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.